Federated Hermes Strategic Income Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—8.4%
	U.S. Treasury Notes—8.4%
$10,000,000	United States Treasury Note, 4.000%, 2/28/2030	$ 9,996,112
8,000,000	United States Treasury Note, 4.250%, 1/31/2026	8,003,668
18,000,000	United States Treasury Note, 4.250%, 11/15/2034	18,066,823
2,000,000	United States Treasury Note, 4.375%, 12/31/2029	2,031,328
10,000,000	United States Treasury Note, 4.500%, 7/15/2026	10,059,075
	TOTAL U.S. TREASURIES (IDENTIFIED COST $47,419,208)	48,157,006
	MORTGAGE-BACKED SECURITIES—4.9%
	Agency—4.9%
7,818,476	FHLMC, Pool SD8225, 3.000%, 7/1/2052	6,823,102
7,524,946	FHLMC, Pool SD8243, 3.500%, 9/1/2052	6,832,969
9,199,608	FNMA, Pool FBT224, 3.000%, 3/1/2052	8,035,588
6,940,307	FNMA, Pool MA4732, 4.000%, 9/1/2052	6,517,618
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,523,855)	28,209,277
	CORPORATE BONDS—3.7%
	Basic Industry - Metals & Mining—0.0%
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	48,363
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	37,285
	TOTAL	85,648
	Capital Goods - Aerospace & Defense—0.1%
135,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	124,802
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,840
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,150
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	55,136
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	97,081
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	53,149
25,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	25,267
	TOTAL	408,425
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	19,009
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,910,925
40,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	39,206
	TOTAL	2,950,131
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,309
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,189
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	37,721
35,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	33,696
25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	21,789
	TOTAL	123,704
	Capital Goods - Environmental—0.0%
75,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	75,783

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Environmental—continued
$ 75,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	$ 68,257
	TOTAL	144,040
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	21,132
75,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	77,761
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	192,957
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	21,283
	TOTAL	313,133
	Communications - Media & Entertainment—0.3%
1,405,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,427,781
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	25,534
65,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	53,895
	TOTAL	1,507,210
	Communications - Telecom Wireless—0.1%
90,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	83,442
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	41,020
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	56,211
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	54,741
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	62,645
	TOTAL	298,059
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	63,094
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	28,727
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	40,216
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	86,148
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	29,173
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	32,977
	TOTAL	280,335
	Consumer Cyclical - Automotive—0.1%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	208,012
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	87,627
	TOTAL	295,639
	Consumer Cyclical - Retailers—0.0%
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	112,944
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	43,664
	Consumer Non-Cyclical - Food/Beverage—0.1%
139,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	130,058
100,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	103,032
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	136,784
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	46,717
65,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	54,398
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	53,502
55,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	54,174
70,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	67,667
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	102,990
	TOTAL	749,322

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—0.0%
$ 30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	$ 26,341
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	108,486
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	27,557
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	24,558
	TOTAL	186,942
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
65,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	63,525
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	56,523
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	81,261
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	80,270
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	52,939
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	45,992
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	24,552
	TOTAL	405,062
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	42,600
	Consumer Non-Cyclical - Tobacco—0.0%
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	22,096
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	120,669
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	69,515
	TOTAL	212,280
	Energy - Independent—0.0%
75,000	APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	75,706
70,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	76,756
	TOTAL	152,462
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,555
45,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	36,685
	TOTAL	86,240
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	33,826
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	101,620
50,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	50,481
25,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	26,356
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	86,170
30,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	26,367
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	64,730
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	27,302
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,821
100,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	99,274
	TOTAL	543,947
	Financial Institution - Banking—0.6%
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	76,913
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	86,418
140,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	123,227
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	50,865
50,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	46,019
175,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	151,920
100,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	100,499

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 100,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	$ 83,251
60,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	61,144
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	63,788
85,000		FNB Corp. (PA), 5.722%, 12/11/2030	85,631
60,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	60,014
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	87,367
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,253
120,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	116,994
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	102,021
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	175,749
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,402
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	55,810
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	50,929
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	106,705
45,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	47,014
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,371
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	59,330
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	20,334
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	85,152
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	84,016
75,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	80,833
200,000		PNC Bank, N.A., Sub. Note, Series BKNT, 3.875%, 4/10/2025	199,720
40,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	40,985
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	67,065
52,143	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	10,950
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,262
50,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	51,059
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	197,133
65,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	54,791
20,000		US Bancorp, 5.100%, 7/23/2030	20,225
60,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	58,612
100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	101,677
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	252,725
		TOTAL	3,451,173
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	37,601
		Financial Institution - Finance Companies—0.0%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	150,406
55,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	57,824
		TOTAL	208,230
		Financial Institution - Insurance - Life—0.0%
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	127,670
120,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	98,232
		TOTAL	225,902
		Financial Institution - Insurance - P&C—0.1%
100,000		Aon North America, Inc., 5.750%, 3/1/2054	101,391
100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	101,551
60,000		Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	59,926
		TOTAL	262,868

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.0%
$ 35,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 34,187
60,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	50,511
	TOTAL	84,698
	Financial Institution - REIT - Healthcare—0.6%
40,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	39,778
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	67,066
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,489,054
	TOTAL	3,595,898
	Financial Institution - REIT - Office—0.0%
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	108,242
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,468
	TOTAL	140,710
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	49,681
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	100,700
	TOTAL	150,381
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	78,921
	Technology—0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	20,207
27,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	26,161
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	65,915
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,471
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	53,049
60,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	57,839
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	71,229
55,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	55,047
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	34,096
80,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	78,761
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	73,740
50,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	50,428
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	53,600
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	85,361
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	54,610
60,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	59,008
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	26,222
35,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	33,757
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	38,330
	TOTAL	939,831
	Transportation - Railroads—0.0%
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	36,171
	Transportation - Services—0.0%
100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	101,217
	Utility - Electric—0.2%
40,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	38,039
55,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	56,542
25,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	22,191
115,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	101,292
65,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	67,454

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 75,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	$ 72,520
130,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	115,491
55,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	42,253
90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	74,249
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,585
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	21,738
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	64,931
65,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	54,758
75,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	74,194
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	117,893
		TOTAL	947,130
		Utility - Natural Gas Distributor—0.4%
2,000,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	1,985,919
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,957,060)	21,207,446
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.5%
		Commercial Mortgage—0.5%
500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	492,591
345,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	311,440
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	637,370
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	500,836
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	990,218
		TOTAL	2,932,455
		Federal Home Loan Mortgage Corporation—0.1%
628,414		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	584,674
		Non-Agency Mortgage-Backed Securities—2.9%
914,388		GS Mortgage-Backed Securities 2023-PJ5, Class A16, 6.500%, 2/25/2054	930,469
3,317,005		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,729,791
6,115,355		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,255,623
4,112,909		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,387,366
3,275,620		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,697,780
1,650,000	[2]	ORL Trust 2024-GLKS, Class B, 6.203% (CME Term SOFR 1 Month +1.892%), 12/15/2039	1,652,064
		TOTAL	16,653,093
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,490,927)	20,170,222
		COMMON STOCKS—1.4%
		Automotive—0.1%
24,083	[3]	American Axle & Manufacturing Holdings, Inc.	119,452
3,905		Lear Corp.	367,031
		TOTAL	486,483
		Chemicals—0.1%
23,645	[3]	Ecovyst, Inc.	160,549
8,945		Koppers Holdings, Inc.	260,389
		TOTAL	420,938
		Commercial Services & Supplies—0.0%
14,290		Interface, Inc.	289,087
		Consumer Cyclical Services—0.1%
3,675		The Brink’s Co.	345,597
		Consumer Products—0.1%
9,610		Edgewell Personal Care Co.	302,427

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Containers & Packaging—0.1%
78,840		Ardagh Metal Packaging	$ 226,271
15,318		Graphic Packaging Holding Co.	408,684
10,851	[3]	O-I Glass, Inc.	124,461
		TOTAL	759,416
		Food & Beverage—0.1%
4,815	[3]	US Foods Holding Corp.	345,139
		Hotels Restaurants & Leisure—0.2%
4,000		Boyd Gaming Corp.	305,040
14,375	[3]	Caesars Entertainment, Inc.	477,537
5,975		Red Rock Resorts, Inc.	298,571
		TOTAL	1,081,148
		Media Entertainment—0.1%
74,005	[3]	Stagwell, Inc.	480,292
		Midstream—0.1%
21,176		Suburban Propane Partners LP	439,614
		Oil Field Services—0.0%
3,665	[3]	Nabors Industries Ltd.	147,296
		Oil Gas & Consumable Fuels—0.0%
6,098		Devon Energy Corp.	220,869
		Personal Products—0.0%
8,990		Energizer Holdings, Inc.	276,263
		Services—0.0%
19,380		Dun & Bradstreet Holdings, Inc.	175,777
		Technology—0.1%
2,930		Science Applications International Corp.	289,454
25,565	[3]	Viavi Solutions, Inc.	285,817
		TOTAL	575,271
		Technology Hardware Storage & Peripherals—0.1%
2,880		Dell Technologies, Inc.	295,949
		Trading Companies & Distributors—0.1%
3,340	[3]	GMS, Inc.	265,897
1,895		WESCO International, Inc.	341,991
		TOTAL	607,888
		Utility - Electric—0.1%
2,565		NRG Energy, Inc.	271,146
1,825		Vistra Corp.	243,930
		TOTAL	515,076
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,405,599)	7,764,530
		FOREIGN GOVERNMENTS/AGENCIES—1.1%
		Sovereign—1.1%
AUD 6,750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	3,991,981
BRL 20,000	[4]	Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027	2,457,381
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,636,861)	6,449,362
		ASSET-BACKED SECURITIES—0.8%
		Auto Receivables—0.0%
$ 131,123		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	131,132
		Other—0.4%
2,177,284		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,142,875

Principal Amount, Shares or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.4%
$ 1,216,651		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	$ 1,087,769
1,003,835		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	937,751
		TOTAL	2,025,520
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,508,132)	4,299,527
		AGENCY RISK TRANSFER SECURITY—0.2%
1,250,000	[2]	Fannie Mae - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.453% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,316,002
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,3,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTION—0.0%
25		J.P. Morgan, United States Treasury, 0.000%, Exerciese Price 116, Notional Amount $2,952,250, Expiration Date 3/22/2025 (IDENTIFIED COST $37,170)	65,625
		PURCHASED PUT OPTION—0.0%
100		J.P. Morgan, United States Treasury, 0.000%, Exercise Price 117, Notional Amount $11,809,000, Expiration Date 3/22/2025 (IDENTIFIED COST $117,430)	85,938
		INVESTMENT COMPANIES—75.6%
14,203,508		Emerging Markets Core Fund	124,848,839
6,651,240		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[6]	6,651,240
35,530,529		High Yield Bond Core Fund	201,102,794
11,976,042		Mortgage Core Fund	100,239,469
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $498,358,958)	432,842,342
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $641,708,600)	570,567,677
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	2,223,770
		NET ASSETS—100%	$572,791,447
At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	18	$3,725,437	June 2025	$14,728
United States Treasury Notes 5-Year Long Futures	174	$18,781,125	June 2025	$160,024
United States Treasury Notes 10-Year Long Futures	1	$111,094	June 2025	$1,334
Short Futures:
United States Treasury Long Bond Short Futures	27	$3,188,531	June 2025	$(55,617)
United States Treasury Notes 10-Year Ultra Short Futures	14	$1,599,500	June 2025	$(14,758)
United States Treasury Ultra Bond Short Futures	8	$993,000	June 2025	$(16,545)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$89,166

At February 28, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/11/2025	JPMorgan Chase Bank	3,000,000	EUR	$3,113,346	$(304)
Contracts Sold:
3/11/2025	State Street Bank & Trust	3,000,000	EUR	$3,145,124	$32,082
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$31,778
At February 28, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2025[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Citigroup	CDX High Yield Index Series 43	Buy	5.000%	12/20/2029	3.13%	$20,000,000	$(1,527,000)	$(1,304,460)	$(222,540)
At February 28, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	USD CALL/ BRL PUT	(10,000,000)	$10,000,000	March 2025	$6.25	$(4,100)
Bank of America	USD CALL/ BRL PUT	(10,000,000)	$10,000,000	April 2025	$6.00	$(165,640)
Bank of Montreal	NZD CALL/USD PUT	(10,000,000)	$10,000,000	March 2025	$0.58	$(2,340)
JPMorgan	United States Treasury, 117.00%, 3/22/2025	(100)	$11,809,000	March 2025	$117.00	$(195,312)
JPMorgan	United States Treasury, 118.00%, 3/22/2025	(100)	$11,809,000	March 2025	$118.00	$(142,188)
UBS	AUD CALL/ USD PUT	(10,000,000)	$10,000,000	May 2025	$0.65	$(29,950)
UBS	USD CALL/ZAR PUT	(10,000,000)	$10,000,000	April 2025	$19.30	$(85,170)
Put Options:
Bank of America	USD PUT/MXN CALL	(10,000,000)	$10,000,000	April 2025	$20.00	$(47,130)
Bank of America	USD PUT/BRL CALL	(10,000,000)	$10,000,000	April 2025	$5.50	$(11,480)
Bank of Montreal	NZD PUT/USD CALL	(10,000,000)	$10,000,000	March 2025	$0.56	$(99,150)
Barclays	USD PUT/NOK CALL	(10,000,000)	$10,000,000	April 2025	$10.90	$(31,160)
JPMorgan	United States Treasury, 115.00%, 3/22/2025	(100)	$11,809,000	March 2025	$115.00	$(31,250)
Morgan Stanley	USD PUT/BRL CALL	(10,000,000)	$10,000,000	March 2025	$5.75	$(15,520)
UBS	USD PUT/ZAR CALL	(10,000,000)	$10,000,000	April 2025	$18.30	$(69,700)
UBS	AUD PUT/USD CALL	(5,000,000)	$5,000,000	May 2025	$0.62	$(94,405)
UBS	AUD PUT/USD CALL	(5,000,000)	$5,000,000	May 2025	$0.62	$(94,405)
(Premium Received $1,175,422)						$(1,118,900)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, and the value of Written Option Contracts and Swap Contracts are included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2025	Shares Held as of 2/28/2025	Dividend Income
Emerging Markets Core Fund	$145,977,930	$3,589,146	$(23,600,000)	$(1,641,496)	$523,259	$124,848,839	14,203,508	$3,594,370
Federated Hermes Government Obligations Fund, Premier Shares	$9,621,877	$38,189,902	$(41,160,539)	$—	$—	$6,651,240	6,651,240	$75,641
High Yield Bond Core Fund	$201,458,099	$—	$—	$(355,305)	$—	$201,102,794	35,530,529	$3,362,366
Mortgage Core Fund	$95,528,159	$4,500,000	$—	$211,310	$—	$100,239,469	11,976,042	$1,186,879
TOTAL OF AFFILIATED TRANSACTIONS	$452,586,065	$46,279,048	$(64,760,539)	$(1,785,491)	$523,259	$432,842,342	68,361,319	$8,219,256

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Zero coupon bond.
5	Issuer in default.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$48,157,006	$—	$48,157,006
Mortgage-Backed Securities	—	28,209,277	—	28,209,277
Corporate Bonds	—	21,196,496	10,950	21,207,446
Collateralized Mortgage Obligations	—	20,170,222	—	20,170,222
Foreign Governments/Agencies	—	6,449,362	—	6,449,362
Asset-Backed Securities	—	4,299,527	—	4,299,527
Agency Risk Transfer Security	—	1,316,002	—	1,316,002
Purchased Call Option	—	65,625	—	65,625
Purchased Put Option	—	85,938	—	85,938
Equity Securities:
Common Stocks
Domestic	7,390,963	—	—	7,390,963
International	373,567	—	—	373,567
Preferred Stock
Domestic	—	—	400	400
Investment Companies	432,842,342	—	—	432,842,342
TOTAL SECURITIES	$440,606,872	$129,949,455	$11,350	$570,567,677
Other Financial Instruments:
Assets
Futures Contracts	$176,086	$—	$—	$176,086
Foreign Exchange Contracts	—	32,082	—	32,082
Liabilities
Futures Contracts	(86,920)	—	—	(86,920)
Foreign Exchange Contracts	—	(304)	—	(304)
Swap Contracts	—	(1,527,000)	—	(1,527,000)
Written Options Contracts	—	(1,118,900)	—	(1,118,900)
TOTAL OTHER FINANCIAL INSTRUMENTS	$89,166	$(2,614,122)	$—	$(2,524,956)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAS	—Connecticut Avenue Securities
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand